Outstanding Loans and Leases - Consumer Real Estate - Modification Programs (Details) - Consumer real estate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 3,430	$ 5,712	$ 10,537
Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	488	832	2,022
Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	595	567	3,589
Trial modifications
Financing Receivable, Modifications [Line Items]
Carrying Value	1,968	3,603	3,497
Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Carrying Value	379	710	1,429
Contractual interest rate reduction | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	431	699	1,863
Contractual interest rate reduction | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	219	266	2,839
Capitalization of past due amounts | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	79	73	134
Principal and/or interest forbearance | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	11	34	59
Principal and/or interest forbearance | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	168	141	486
Other modifications | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	46	99	100
Other modifications | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	129	87	130
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	2,655	5,120	10,016
Residential Mortgage | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	458	757	1,950
Residential Mortgage | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	418	421	3,505
Residential Mortgage | Trial modifications
Financing Receivable, Modifications [Line Items]
Carrying Value	1,516	3,421	3,410
Residential Mortgage | Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Carrying Value	263	521	1,151
Residential Mortgage | Contractual interest rate reduction | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	408	643	1,815
Residential Mortgage | Contractual interest rate reduction | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	191	244	2,799
Residential Mortgage | Capitalization of past due amounts | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	69	71	132
Residential Mortgage | Principal and/or interest forbearance | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	4	16	35
Residential Mortgage | Principal and/or interest forbearance | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	124	66	469
Residential Mortgage | Other modifications | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	46	98	100
Residential Mortgage | Other modifications | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	34	40	105
Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	775	592	521
Home equity lines of credit | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	30	75	72
Home equity lines of credit | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	177	146	84
Home equity lines of credit | Trial modifications
Financing Receivable, Modifications [Line Items]
Carrying Value	452	182	87
Home equity lines of credit | Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Carrying Value	116	189	278
Home equity lines of credit | Contractual interest rate reduction | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	23	56	48
Home equity lines of credit | Contractual interest rate reduction | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	28	22	40
Home equity lines of credit | Capitalization of past due amounts | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	10	2	2
Home equity lines of credit | Principal and/or interest forbearance | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	7	18	24
Home equity lines of credit | Principal and/or interest forbearance | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	44	75	17
Home equity lines of credit | Other modifications | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	0	1	0
Home equity lines of credit | Other modifications | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 95	$ 47	$ 25